Concentration risk	12 Months Ended
Jun. 30, 2013
Risks and Uncertainties [Abstract]
Concentration risk

Note 3 – Concentration risk

For the year ended June 30, 2013, 75.8% of the Company’s total revenues were from four major customers who individually accounted for 24.7%, 20.7%, 15.7% and 14.7% of total revenues, respectively. For the year ended June 30, 2012, 90.5% of the Company’s total revenues were from four major customers who individually accounted for 25.4%, 23.6%, 21.0% and 20.5% of total revenues, respectively. Accounts receivable of four customers were 41.5%, 25.2%, 2.4% and 2.3% of the total accounts receivable balance at June 30, 2013, respectively. Accounts receivable of four customers were 25.5%, 22.9%, 22.8% and 22.2% of the total accounts receivable balance at June 30, 2012, respectively.

For the year ended June 30, 2013, three major suppliers provided 37.3% of the Company’s total raw material purchases, with each supplier individually accounting for 14.1%, 12.5% and 10.7% of total purchases, respectively. For the year ended June 30, 2012, five major suppliers provided 61.9% of total raw material purchases, with each supplier individually accounting for 15.8%, 12.7%, 12.5%, 10.7% and 10.2% of total raw material purchases, respectively The Company held no accounts payable from its major suppliers as of June 30, 2013 and June 30, 2012.